Goodwill and intangibles (Details) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	[1]	£ 260	£ 203
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets		260	203
Software | Internally generated
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets		256	198
Additions other than through business combinations, intangible assets other than goodwill		60	120
Impairment loss recognised in profit or loss, intangible assets other than goodwill		£ (33)	£ (13)

[1]	Refer to Note 7 ‘Goodwill and intangible assets’ on page 53.